August 1, 2012

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

RE: BBIF Government Securities Fund

Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A

(Securities Act File No. 333-99395, Investment Company Act File No. 811-21197)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BBIF Government Securities Fund (the “Fund”) hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post Effective Amendment No. 11 to the Registration Statement on Form N-1A of the Fund; and

(2) the text of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A of the Fund was filed electronically with the Securities and Exchange Commission on July 27, 2012.

Sincerely,

BBIF Government Securities Fund

/s/ Ben Archibald

Ben Archibald

Secretary of the Registrant